Other Intangible Assets, Net (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate amortization of intangible assets	$ 76	$ 54	$ 55
Estimated aggregate amortization of intangible assets for each of the next five years
2016	119
2017	111
2018	105
2019	98
2020	92
Thereafter	590
Total, amortizable intangible assets	$ 1,115	$ 450